EQUITY (Details Narrative) - USD ($)								12 Months Ended
	Dec. 12, 2022	Jun. 23, 2022	Mar. 31, 2022	Nov. 23, 2021	Dec. 17, 2020	Nov. 27, 2019	Nov. 15, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022	Dec. 04, 2018
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized													50,000
Common stock par value								$ 0	$ 0				$ 1.00
Shares issued							16,666
Total consideration							$ 16,666			$ 20,810,388
Share price per share							$ 1.00
Number of ordinary shares issued							66,666
Proceeds from public offering										21,500,450
Ordinary shares, shares outstanding								60,945,313	32,968,755
Ordinary shares, shares issued								60,945,313	32,968,755
Ordinary shares, no par value								$ 0	$ 0
Additional paid-in capital								$ 38,571,534	$ 23,385,695
Increase in additional paid-in capital								53,839	1,408,013	$ 163,847
Twenty Twenty Two Plan [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued under plan			4,945,313
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued										5,000,000
Total consideration
Increase in additional paid-in capital
Mahao BVI [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage												100.00%
Yuanxing BVI [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage								100.00%
Shares Purchase Agreement [Member] | Anxin Jieda Co Limited [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued				7,968,755
Share Consideration paid, percentage										50.00%	50.00%
Shares Purchase Agreement [Member] | Boxinrui International Holdings Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage				100.00%
Shares Purchase Agreement [Member] | Beijing Anxin Jieda Logistics [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage				100.00%
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock par value			$ 0
Shares issued			9,000,000
Total consideration			$ 8,100,000
Share price			$ 0.9
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock par value		$ 0
Shares issued		10,000,000
Total consideration		$ 6,000,000
Share price		$ 0.6
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock par value	$ 0
Shares issued	12,000,000
Total consideration	$ 9,600,000
Share price	$ 0.8
Stock Purchase Agreement [Member] | Yundian BVI [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage			100.00%
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage			100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage		100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage		100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	100.00%
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued					5,000,000
Share price per share					$ 5.00
Proceeds from public offering					$ 25,000,000
Increase in additional paid-in capital								$ 15,185,839	$ 1,408,013	$ 163,847
Board of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized						66,666
Common stock par value						$ 1.00
Divided pro-rata shares						20,000,000
Board of Directors [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued						5,000,000
Share price per share						$ 5.00
Ordinary shares offered						999,910
Proceeds from public offering						$ 29,999,550
Proceeds from public offering before deduction						26,500,000
Underwriter's fee and expenses						$ 3,500,000